PREPAID AND OTHER CURRENT ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2022
PREPAID AND OTHER CURRENT ASSETS, NET
Schedule of prepaid and other current assets, net

	As of
	June 30, 2022	December 31, 2021
	RMB	RMB
	Unaudited
Amount due from Xihua Group (Note i)	49,800	49,800
Receivable from Zhenjiang operating rights (Note ii)	35,000	35,000
Prepaid input value-added tax	2,294	3,651
Staff advances	2,382	2,496
Rental deposits	1,946	1,289
Prepayments to suppliers	7,937	5,799
Loans to third parties (Note iii)	4,356	4,188
Others (Note iv)	6,482	7,737
Total before allowance for doubtful accounts	110,197	109,960
Less: allowance for doubtful accounts	(70)	(70)
Total	110,127	109,890

Schedule of allowance for doubtful accounts

	As of
	June 30, 2022	December 31, 2021
	RMB	RMB
	Unaudited
Balance at beginning of year/period	(70)	(70)
Addition (Note v)	—	(869)
Written off (Note v)	—	869
Balance at end of year/period	(70)	(70)